CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) shares in Thousands, $ in Thousands	Capital stock	Contributed surplus	Shares to be issued	Accumulated deficit	Total
Balance at beginning of period at Sep. 30, 2021	$ 202,827	$ 21,001	$ 657	$ (165,863)	$ 58,622
Balance at beginning of period (in shares) at Sep. 30, 2021	33,350
Net income (loss)				4,839	4,839
Cash in lieu of shares to be issued			$ (657)		(657)
Conversion of debentures	$ 10,683				10,683
Conversion of debentures (in shares)	2,107
Stock-based compensation		5,493			5,493
Stock options exercised	$ 216	(25)			191
Stock options exercised (in shares)	33
Compensation options exercised	$ 528	(152)			376
Compensation options exercised (in shares)	115
Balance at end of period at Sep. 30, 2022	$ 214,254	26,317		(161,024)	79,547
Balance at end of period (in shares) at Sep. 30, 2022	35,605
Net income (loss)				(2,784)	(2,784)
Acquisition of Great Elm	$ 2,060				2,060
Acquisition of Great Elm(shares)	432
Issuance of shares, net of issuance costs of $3,303	$ 27,866				27,866
Issuance of shares, net of issuance costs of $3,303 (shares)	5,409
Settlement of restricted stock units	$ 2,791	(4,129)			(1,338)
Settlement of restricted stock units(shares)	526
Stock-based compensation		5,280			5,280
Stock options exercised	$ 559	(75)			484
Stock options exercised (in shares)	130
Balance at end of period at Sep. 30, 2023	$ 247,530	$ 27,393		$ (163,808)	$ 111,115
Balance at end of period (in shares) at Sep. 30, 2023	42,102